ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

6. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB

Accounts receivable	20,932	27,219
Less: Allowance for doubtful accounts	(2,993)	(6,247)
Accounts receivable, net	17,939	20,972

Allowance for doubtful accounts:

	As of December 31,
	2019	2020
	RMB	RMB

Balance at beginning of year	(3,535)	(2,993)
Addition	(3,220)	(7,857)
Written off	3,762	4,603
Balance at end of year	(2,993)	(6,247)